Regulatory Matters	12 Months Ended
Dec. 31, 2014
Banking and Thrift [Abstract]
Regulatory Matters
(14)	Regulatory Matters

Banking regulations limit the amount of dividends that the Banks may pay without prior approval of the regulatory authorities. These restrictions are based on the level of regulatory classified assets, the prior years’ net earnings, and the ratio of equity capital to total assets. The Banks are currently not allowed to pay dividends until each becomes cumulatively profitable.

The Company and the Banks are subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the financial statements. Under certain adequacy guidelines and the regulatory framework for prompt corrective action, specific capital guidelines that involve quantitative measures of the assets, liabilities, and certain off-balance sheet items as calculated under regulatory accounting practices must be met. The capital amounts and classifications are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Company and the Banks to maintain minimum amounts and ratios (set forth in the table below) of Total and Tier 1 Capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 Capital (as defined) to average assets (as defined). Management believes, as of December 31, 2014 and 2013, that the Company and the Banks meet all capital adequacy requirements to which they are subject.

As of December 31, 2014 and 2013, the most recent notification from the regulators categorized the Banks as well capitalized under the regulatory framework for prompt corrective action. To be categorized as well capitalized, the Banks must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table below. There are no conditions or events since that notification that management believes have changed the Banks’ category.

The Company’s and its banking subsidiaries, NBC and ULB, actual capital amounts (in thousands) and ratios are also presented in the table below. ULB’s ratios are not presented as of December 31, 2013 as it was not acquired until December 15, 2014.

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2014
Total Capital (to Risk Weighted Assets)
National Commerce Corporation	$106,289	11.75%	$72,367	8.00%	N/A	N/A
National Bank of Commerce	$84,148	11.42%	$58,948	8.00%	$73,685	10.00%
United Legacy Bank	$18,731	11.31%	$13,249	8.00%	$16,561	10.00%
Tier 1 Capital (to Risk Weighted Assets)
National Commerce Corporation	$96,487	10.66%	$36,205	4.00%	N/A	N/A
National Bank of Commerce	$74,927	10.16%	$29,499	4.00%	$44,248	6.00%
United Legacy Bank	$18,731	11.31%	$6,625	4.00%	$9,937	6.00%
Tier 1 Capital (to Average Assets)
National Commerce Corporation	$96,487	10.68%	$36,137	4.00%	N/A	N/A
National Bank of Commerce	$74,927	8.57%	$34,972	4.00%	$43,715	5.00%
United Legacy Bank	$18,731	8.60%	$8,712	4.00%	$10,890	5.00%

As of December 31, 2013
Total Capital (to Risk Weighted Assets)
National Commerce Corporation	$92,718	15.83%	$46,847	8.00%	N/A	N/A
National Bank of Commerce	$91,918	15.71%	$46,803	8.00%	$58,504	10.00%
Tier 1 Capital (to Risk Weighted Assets)
National Commerce Corporation	$85,376	14.58%	$23,423	4.00%	N/A	N/A
National Bank of Commerce	$84,583	14.46%	$23,402	4.00%	$35,103	6.00%
Tier 1 Capital (to Average Assets)
National Commerce Corporation	$85,376	12.18%	$28,043	4.00%	N/A	N/A
National Bank of Commerce	$84,583	12.07%	$28,042	4.00%	$35,053	5.00%

In July 2013, the federal banking regulatory agencies issued a final rule that revised their risk-based capital requirements and the method for calculating components of capital and of computing risk-weighted assets to make them consistent with agreements that were reached by the Basel Committee on Banking Supervision and certain provisions of the Dodd-Frank Act. The final rule applies to all depository institutions, top-tier bank holding companies with total consolidated assets of $500 million or more and top-tier savings and loan holding companies. The rule establishes a new common equity Tier 1 minimum capital requirement, increases the minimum capital ratios and assigns a higher risk weight to certain assets based on the risk associated with these assets. The final rule includes transition periods that generally implement the new regulations over a five-year period. These changes are being phased in as of January 2015, and while management continues to evaluate this final rule and its potential impact, preliminary assessments indicate that the Banks and the Company will continue to exceed all regulatory capital requirements under the new rule.